Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000256702
Shareholder Report [Line Items]
Fund Name	iShares Government Money Market ETF
Trading Symbol	GMMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Government Money Market ETF (the “Fund”) for the period of February 4, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Additional Information Phone Number	(800) 474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government Money Market ETF	$15Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.20%	[2]
AssetsNet	$ 80,431,300
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 76,839
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$80,431,300
Number of Portfolio Holdings...
75
Net Investment Advisory Fees...
$76,839
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.93%
   7-Day Yield...
3.93%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
47.6%
Repurchase Agreements...
32.3
U.S. Government Sponsored Agency Obligations...
19.6
Other Assets Less Liabilities...
0.5

Material Fund Change [Text Block]
C000256703
Shareholder Report [Line Items]
Fund Name	iShares Prime Money Market ETF
Trading Symbol	PMMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Prime Money Market ETF (the “Fund”) for the period of February 4, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Additional Information Phone Number	(800) 474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Prime Money Market ETF	$15Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 15	[3]
Expense Ratio, Percent	0.20%	[4]
AssetsNet	$ 388,150,108
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 351,074
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$388,150,108
Number of Portfolio Holdings...
173
Net Investment Advisory Fees...
$351,074
Current seven-day yields as of October 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
54.0%
Certificates of Deposit...
26.2
Commercial Paper...
17.5
Corporate Bonds...
0.6
Other Assets Less Liabilities...
1.7

Material Fund Change [Text Block]

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.